UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22491

Legg Mason BW Global Income Opportunities Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

FORM N-Q

JANUARY 31, 2015

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 73.8%
Brazil - 15.5%
Federative Republic of Brazil, Notes	10.000%	1/1/17	43,100,000	BRL	$15,470,992	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/21	55,485,000	BRL	19,094,098	(a)
Federative Republic of Brazil, Notes	10.000%	1/1/23	88,000,000	BRL	29,824,859	(a)

Total Brazil					64,389,949

Colombia - 1.5%
Republic of Colombia, Senior Bonds	5.000%	6/15/45	6,000,000		6,375,000

Hungary - 9.3%
Republic of Hungary, Bonds	5.500%	6/24/25	8,523,000,000	HUF	38,566,140

Indonesia - 6.0%
Republic of Indonesia, Senior Bonds	9.000%	3/15/29	112,400,000,000	IDR	10,287,171
Republic of Indonesia, Senior Bonds	8.375%	3/15/34	69,800,000,000	IDR	6,052,502
Republic of Indonesia, Senior Bonds	8.750%	2/15/44	96,900,000,000	IDR	8,553,292

Total Indonesia					24,892,965

Italy - 0.4%
Italy Buoni Poliennali Del Tesoro, Senior Bonds	4.750%	9/1/44	920,000	EUR	1,486,456	(b)

Mexico - 17.0%
United Mexican States, Bonds	8.500%	5/31/29	224,690,000	MXN	19,250,609	(a)
United Mexican States, Bonds	8.500%	11/18/38	405,979,500	MXN	36,200,225	(a)
United Mexican States, Bonds	7.750%	11/13/42	180,200,000	MXN	15,059,091	(a)

Total Mexico					70,509,925

Poland - 3.3%
Republic of Poland, Bonds	5.250%	10/25/20	38,570,000	PLN	12,396,625	(a)
Republic of Poland, Bonds	4.000%	10/25/23	4,670,000	PLN	1,472,303

Total Poland					13,868,928

Portugal - 10.0%
Portugal Obrigacoes do Tesouro OT, Senior Bonds	5.650%	2/15/24	1,250,000	EUR	1,784,877	(b)
Portugal Obrigacoes do Tesouro OT, Senior Bonds	4.100%	4/15/37	31,450,000	EUR	39,776,099	(a)(b)

Total Portugal					41,560,976

South Africa - 10.8%
Republic of South Africa, Bonds	6.500%	2/28/41	608,800,000	ZAR	44,939,844	(a)

TOTAL SOVEREIGN BONDS (Cost - $324,851,647)					306,590,183

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.1%
Aire Valley Mortgages PLC, 2006-1X 2A2	0.860%	9/20/66	1,304,165	GBP	1,903,617	(b)(c)
Auburn Securities PLC, 2003 A2	1.155%	11/1/39	1,746,130	GBP	2,610,377	(b)(c)
Banc of America Commercial Mortgage Trust, 2007-3 B	5.591%	6/10/49	1,770,000		1,811,730	(c)
Bankinter Fondo de Titulizacion de Activos, 2013 A2	0.219%	7/17/49	1,780,239	EUR	1,941,556	(b)(c)
Chase Mortgage Finance Corp., 2007-A1 1A4	2.527%	2/25/37	1,991,333		1,946,447	(c)
Chase Mortgage Finance Corp., 2007-A1 2A2	2.467%	2/25/37	3,075,103		3,049,133	(c)
Chase Mortgage Finance Corp., 2007-A2 2A4	2.506%	7/25/37	1,680,552		1,633,221	(c)
Connecticut Avenue Securities, 2014-C03 2M2	3.068%	7/25/24	2,000,000		1,808,618	(c)
Countrywide Alternative Loan Trust, 2003-11T1 A1	4.750%	7/25/18	554,380		568,822
Fondo de Titulizacion de Activos UCL, 2016 A2	0.232%	6/16/49	2,891,252	EUR	2,937,466	(b)(c)
Hipocat Fondo de Titulizacion de Activos, HIPO-11 A3	0.231%	1/15/50	287,773	EUR	301,620	(b)(c)
Hipotecario Fondo de Titulizacion de Activos, HIPO-11 A2	0.201%	1/15/50	1,367,842	EUR	1,389,138	(b)(c)
IM Pastor Fondo de Titulizacion de Activos, 2004 A	0.219%	3/22/44	3,025,329	EUR	3,077,610	(b)(c)

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB18 AM	5.466%	6/12/47	950,000		$1,014,786	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AM	6.012%	2/15/51	1,760,000		1,928,087	(c)
Kensington Mortgage Securities PLC, 2007-1X B1B	0.932%	6/14/40	989,828	EUR	985,288	(b)(c)
Kildare Securities Ltd., 2007-1 A3	0.282%	12/10/43	2,600,000	EUR	2,816,366	(b)(c)
LB Commercial Conduit Mortgage Trust, 2007-C3 C	5.906%	7/15/44	8,993,000		8,354,349	(c)
LB-UBS Commercial Mortgage Trust, 2005-C7 F	5.350%	11/15/40	600,000		567,760	(c)
Magellan Mortgages PLC, 2002 B	1.169%	7/18/36	200,000	EUR	220,036	(b)(c)
Magellan Mortgages PLC, 2004 A	0.200%	7/20/59	3,101,238	EUR	3,246,905	(b)(c)
RMAC Securities PLC, 2006-NS1X B1C	0.963%	6/12/44	538,870	EUR	538,873	(b)(c)
RMAC Securities PLC, 2006-NS4X B1C	0.933%	6/12/44	1,761,864	EUR	1,719,498	(b)(c)
Rural Hipotecario Fondo De Titulizacion Hipotec, 2009 A2	0.218%	2/17/50	2,099,132	EUR	2,316,273	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2004 A	0.169%	6/26/39	4,954,415	EUR	5,479,032	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2008 A	0.211%	2/26/49	164,292	EUR	170,521	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A2	0.244%	4/28/50	1,728,191	EUR	1,798,367	(b)(c)
TDA CAM Fondo de Titulizacion de Activos, 2009 A3	0.254%	4/28/50	4,801,315	EUR	4,999,448	(b)(c)
TDA Fondo de Titulizacion de Activos, 2024-A1	0.209%	6/22/40	1,895,036	EUR	2,058,311	(b)(c)
TDA Fondo de Titulizacion de Activos, 2027-A2	0.229%	12/28/50	2,846,552	EUR	3,090,586	(b)(c)
Wachovia Bank Commercial Mortgage Trust, 2006-C26 AJ	6.002%	6/15/45	400,000		403,839	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $72,109,430)					66,687,680

CORPORATE BONDS & NOTES - 30.7%
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.2%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Senior Notes	6.000%	8/1/20	910,000		956,501	(a)

Diversified Consumer Services - 0.2%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	600,000		621,000	(a)

Hotels, Restaurants & Leisure - 0.2%
Arcos Dorados Holdings Inc., Senior Notes	10.250%	7/13/16	2,960,000	BRL	1,035,297	(d)

Media - 1.8%
Altice SA, Senior Secured Bonds	7.250%	5/15/22	1,115,000	EUR	1,330,822	(d)
Clear Channel Worldwide Holdings Inc., Senior Notes	6.500%	11/15/22	1,030,000		1,055,750	(a)
Columbus International Inc., Senior Notes	7.375%	3/30/21	1,390,000		1,435,175	(d)
Numericable-SFR, Senior Secured Bonds	6.000%	5/15/22	200,000		204,830	(d)
Numericable-SFR, Senior Secured Bonds	6.250%	5/15/24	400,000		414,500	(d)
United Group BV, Senior Secured Notes	7.875%	11/15/20	920,000	EUR	1,118,973	(d)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	1/15/25	1,305,000	GBP	2,053,552	(a)(d)

Total Media					7,613,602

Specialty Retail - 0.4%
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	1,020,000	EUR	924,477	(a)(d)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	325,000	EUR	298,023	(d)
Edcon Pty Ltd., Senior Secured Notes	9.500%	3/1/18	325,000		258,408	(a)(d)

Total Specialty Retail					1,480,908

TOTAL CONSUMER DISCRETIONARY					11,707,308

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
CONSUMER STAPLES - 3.4%
Beverages - 0.5%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	9.750%	11/17/15	6,230,000	BRL	$2,296,271	(a)

Food & Staples Retailing - 0.2%
Bakkavor Finance 2 PLC, Senior Secured Notes	8.250%	2/15/18	470,000	GBP	726,497	(d)

Food Products - 1.4%
Agrokor DD, Senior Notes	8.875%	2/1/20	730,000		797,306	(d)
Boparan Finance PLC, Senior Notes	5.250%	7/15/19	1,200,000	GBP	1,604,176	(d)
H.J. Heinz Co., Secured Notes	4.875%	2/15/25	1,030,000		1,035,150	(d)
JBS Investment GmbH, Senior Notes	7.250%	4/3/24	2,375,000		2,364,313	(d)

Total Food Products					5,800,945

Tobacco - 1.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	2,750,000		2,310,000	(a)
Vector Group Ltd., Senior Subordinated Secured Notes	7.750%	2/15/21	2,990,000		3,184,350	(a)

Total Tobacco					5,494,350

TOTAL CONSUMER STAPLES					14,318,063

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Senior Notes	9.625%	10/15/18	1,325,000		1,073,250	(a)
Bonanza Creek Energy Inc., Senior Notes	6.750%	4/15/21	1,910,000		1,719,000	(a)
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	1,385,000		1,062,988
Niska Gas Storage Canada ULC/Niska Gas Storage Canada Finance Corp., Senior Notes	6.500%	4/1/19	600,000		472,500
Penn Virginia Corp., Senior Notes	8.500%	5/1/20	1,870,000		1,561,450	(a)
Tullow Oil PLC, Senior Notes	6.250%	4/15/22	975,000		828,750	(d)

TOTAL ENERGY					6,717,938

FINANCIALS - 13.2%
Banks - 2.0%
Citigroup Inc., Senior Notes	8.125%	7/15/39	5,330,000		8,306,320	(a)

Capital Markets - 10.4%
Goldman Sachs Group Inc., Senior Notes	3.625%	1/22/23	5,000,000		5,221,920	(a)
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	13,045,000		17,163,241	(a)
Jefferies Finance LLC/JFIN Co.-Issuer Corp., Senior Notes	7.375%	4/1/20	2,590,000		2,447,550	(a)(d)
Merrill Lynch & Co. Inc., Subordinated Notes	7.750%	5/14/38	12,600,000		18,443,893	(a)

Total Capital Markets					43,276,604

Consumer Finance - 0.3%
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	1,265,000		967,725	(a)(d)

Diversified Financial Services - 0.5%
Cabot Financial Luxembourg SA, Senior Secured Bonds	6.500%	4/1/21	410,000	GBP	574,932	(d)
Cabot Financial Luxembourg SA, Senior Secured Notes	10.375%	10/1/19	350,000	GBP	579,360	(d)
DFC Finance Corp., Senior Secured Notes	10.500%	6/15/20	1,215,000		905,175	(d)

Total Diversified Financial Services					2,059,467

TOTAL FINANCIALS					54,610,116

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
Triumph Group Inc., Senior Notes	5.250%	6/1/22	2,105,000		$2,083,950

Airlines - 0.3%
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., Senior Notes	8.375%	5/10/20	1,150,000		1,167,250	(d)

Commercial Services & Supplies - 0.3%
Safway Group Holding LLC/Safway Finance Corp., Secured Notes	7.000%	5/15/18	1,065,000		1,041,357	(d)

Construction & Engineering - 0.4%
Abengoa Finance SAU, Senior Notes	8.875%	2/5/18	835,000	EUR	971,856	(d)
Grupo Isolux Corsan Finance BV, Senior Bonds	6.625%	4/15/21	750,000	EUR	739,020	(d)

Total Construction & Engineering					1,710,876

Trading Companies & Distributors - 0.5%
Fly Leasing Ltd., Senior Notes	6.750%	12/15/20	2,200,000		2,222,000	(a)

TOTAL INDUSTRIALS					8,225,433

INFORMATION TECHNOLOGY - 0.7%
Electronic Equipment, Instruments & Components - 0.3%
Anixter Inc., Senior Notes	5.125%	10/1/21	470,000		482,925
MMI International Ltd., Senior Secured Notes	8.000%	3/1/17	750,000		750,000	(d)

Total Electronic Equipment, Instruments & Components					1,232,925

Internet Software & Services - 0.4%
Rolta Americas LLC, Senior Bonds	8.875%	7/24/19	980,000		891,800	(d)
VeriSign Inc., Senior Notes	4.625%	5/1/23	800,000		799,000	(a)

Total Internet Software & Services					1,690,800

TOTAL INFORMATION TECHNOLOGY					2,923,725

MATERIALS - 2.0%
Chemicals - 1.1%
Hexion US Finance Corp., Senior Secured Notes	6.625%	4/15/20	2,035,000		1,921,803	(a)
Tronox Finance LLC, Senior Notes	6.375%	8/15/20	2,810,000		2,795,950	(a)

Total Chemicals					4,717,753

Construction Materials - 0.5%
Cemex Finance LLC, Senior Secured Notes	6.000%	4/1/24	1,945,000		1,836,080	(d)

Containers & Packaging - 0.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	4.250%	1/15/22	800,000	EUR	904,000	(d)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	800,000		812,000	(a)(d)

Total Containers & Packaging					1,716,000

TOTAL MATERIALS					8,269,833

TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 1.5%
Digicel Group Ltd., Senior Notes	8.250%	9/30/20	2,670,000		2,611,260	(d)
Telecom Italia Capital SA, Senior Notes	6.375%	11/15/33	2,215,000		2,358,975	(a)
Wind Acquisition Finance SA, Senior Bonds	7.375%	4/23/21	1,350,000		1,312,875	(d)

Total Diversified Telecommunication Services					6,283,110

Wireless Telecommunication Services - 2.8%
Altice Financing SA, Senior Secured Notes	5.250%	2/15/23	350,000	EUR	395,500	(d)
Eircom Finance Ltd., Senior Secured Notes	9.250%	5/15/20	1,530,000	EUR	1,888,823	(d)
Oi SA, Senior Notes	5.750%	2/10/22	8,915,000		7,834,056	(a)(d)
T-Mobile USA Inc., Senior Notes	6.500%	1/15/24	1,485,000		1,544,400	(a)

Total Wireless Telecommunication Services					11,662,779

TOTAL TELECOMMUNICATION SERVICES					17,945,889

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
UTILITIES - 0.7%
Electric Utilities - 0.3%
Viridian Group FundCo II Ltd., Senior Secured Notes	11.125%	4/1/17	1,001,000	EUR	$1,210,309	(d)

Gas Utilities - 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., Senior Notes	6.500%	5/20/21	1,449,000		1,499,715	(a)

TOTAL UTILITIES					2,710,024

TOTAL CORPORATE BONDS & NOTES (Cost - $124,559,296)					127,428,329

MUNICIPAL BONDS - 0.7%
Georgia - 0.7%
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project J	6.637%	4/1/57	1,230,000		1,745,972	(a)
Municipal Electric Authority, GA, Build America Bonds, Plant Vogtle Units 3&4 Project M	6.655%	4/1/57	915,000		1,267,824	(a)

TOTAL MUNICIPAL BONDS (Cost - $2,423,968)					3,013,796

SENIOR LOANS - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Media - 0.3%
Adria Topco BV, EUR PIK Term Loan	9.000%	6/19/19	1,045,000	EUR	1,170,517	(e)(f)

FINANCIALS - 1.2%
Real Estate Investment Trusts (REITs) - 1.2%
Crown Castle International Corp., Non-Extended Incremental B	3.000%	1/31/19	4,912,896		4,896,860	(e)(f)

HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Capsugel Holdings U.S. Inc., New Term Loan B	3.500%	8/1/18	1,840,158		1,823,290	(e)(f)

TOTAL SENIOR LOANS (Cost - $8,174,933)					7,890,667

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 1.3%
Industrials - 1.3%
StoneMor Partners LP (Cost - $4,904,417)			196,000		5,535,040	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $537,023,691)					517,145,695

			SHARES
SHORT-TERM INVESTMENTS - 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $10,307,479)	0.088%		10,307,479		10,307,479

TOTAL INVESTMENTS - 127.0% (Cost - $547,331,170#)					527,453,174
Liabilities in Excess of Other Assets - (27.0)%					(112,151,106)

TOTAL NET ASSETS - 100.0%					$415,302,068

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.

(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

See Notes to Schedule of Investments.

LEGG MASON BW GLOBAL INCOME OPPORTUNITIES FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2015

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(f)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	— Brazilian Real
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
MXN	— Mexican Peso
PLN	— Polish Zloty
ZAR	— South African Rand

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason BW Global Income Opportunities Fund Inc. (the “Fund”) was incorporated in Maryland on October 27, 2010 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Sovereign bonds	—	$306,590,183	—	$306,590,183
Collateralized mortgage obligations	—	66,687,680	—	66,687,680
Corporate bonds & notes	—	127,428,329	—	127,428,329
Municipal bonds	—	3,013,796	—	3,013,796
Senior loans	—	7,890,667	—	7,890,667
Master limited partnerships	$5,535,040	—	—	5,535,040

Total long-term investments	$5,535,040	$511,610,655	—	$517,145,695

Short-term investments†	10,307,479	—	—	10,307,479

Total investments	$15,842,519	$511,610,655	—	$527,453,174

Other financial instruments:
Futures contracts	$54,234	—	—	$54,234
Forward foreign currency contracts	—	$9,167,644	—	9,167,644

Total other financial instruments	$54,234	$9,167,644	—	$9,221,878

Total	$15,896,753	$520,778,299	—	$536,675,052

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$1,196,913	—	$1,196,913

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$24,335,842
Gross unrealized depreciation	(44,213,838)

Net unrealized depreciation	$(19,877,996)

Notes to Schedule of Investments (unaudited) (continued)

At January 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	8	3/15	$1,377,266	$1,431,500	$54,234

At January 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	8,805,000	USD	3,273,234	HSBC Bank USA, N.A.	2/5/15	$6,401
USD	3,500,855	BRL	8,805,000	HSBC Bank USA, N.A.	2/5/15	221,220
USD	1,118,196	EUR	890,000	Citibank, N.A.	2/10/15	112,434
USD	22,678,020	EUR	18,050,000	Citibank, N.A.	2/10/15	2,280,262
USD	1,947,420	EUR	1,550,000	Citibank, N.A.	2/10/15	195,812
USD	21,760,848	EUR	17,320,000	Citibank, N.A.	2/10/15	2,188,041
USD	17,526,780	EUR	13,950,000	Citibank, N.A.	2/10/15	1,762,308
USD	162,045	EUR	130,000	Citibank, N.A.	2/10/15	15,136
USD	1,589,037	EUR	1,290,000	Citibank, N.A.	2/10/15	131,248
USD	3,052,135	EUR	2,450,000	Citibank, N.A.	2/10/15	283,465
EUR	4,395,000	USD	5,099,079	HSBC Bank USA, N.A.	2/10/15	(132,423)
EUR	2,140,000	USD	2,427,316	HSBC Bank USA, N.A.	2/10/15	(8,967)
USD	2,552,638	EUR	2,200,000	HSBC Bank USA, N.A.	2/10/15	66,485
USD	446,597	GBP	285,000	HSBC Bank USA, N.A.	2/10/15	17,350
USD	6,227,180	EUR	5,030,000	JPMorgan Chase & Co.	2/10/15	542,930
USD	187,271	EUR	150,000	JPMorgan Chase & Co.	2/10/15	17,761
USD	442,361	EUR	360,000	JPMorgan Chase & Co.	2/10/15	35,536
USD	335,136	EUR	270,000	JPMorgan Chase & Co.	2/10/15	30,017
EUR	385,000	USD	480,742	Morgan Stanley	2/10/15	(45,665)
EUR	555,000	USD	682,486	Morgan Stanley	2/10/15	(55,297)
EUR	780,000	USD	878,892	Morgan Stanley	2/10/15	2,562
USD	137,441	EUR	110,000	Morgan Stanley	2/10/15	13,133
USD	3,509,833	EUR	2,820,000	Morgan Stanley	2/10/15	323,036
USD	1,469,673	EUR	1,230,000	Morgan Stanley	2/10/15	79,687
USD	395,503	EUR	350,000	UBS AG	2/10/15	(22)
USD	692,844	GBP	440,000	Citibank, N.A.	3/13/15	30,284
USD	2,056,405	GBP	1,310,000	HSBC Bank USA, N.A.	3/13/15	83,783
USD	6,679,393	GBP	4,255,000	HSBC Bank USA, N.A.	3/13/15	272,136
HUF	1,004,000,000	USD	4,043,984	HSBC Bank USA, N.A.	3/17/15	(398,075)
INR	60,000,000	USD	946,238	Barclays Bank PLC	3/18/15	13,865
INR	1,916,000,000	USD	30,216,531	Barclays Bank PLC	3/18/15	442,752
MXN	41,350,000	USD	2,823,875	HSBC Bank USA, N.A.	4/13/15	(77,135)
MXN	172,820,000	USD	11,802,226	HSBC Bank USA, N.A.	4/13/15	(322,383)
ZAR	93,500,000	USD	8,018,868	HSBC Bank USA, N.A.	4/13/15	(76,615)
USD	12,169,854	PLN	45,490,000	Citibank, N.A.	4/27/15	(74,592)
USD	3,191,721	BRL	8,805,000	HSBC Bank USA, N.A.	5/7/15	(5,739)

Total						$7,970,731

Abbreviations used in this table :

BRL	— Brazilian Real
EUR	— Euro
GBP	— Great British Pound
HUF	— Hungarian Forint
INR	— Indian Rupee
MXN	— Mexican Peso
PLN	— Polish Zloty
ZAR	— South African Rand
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason BW Global Income Opportunities Fund Inc.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015